Income Taxes - Summary of Tax Credit Carryforwards (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Taxes Disclosure [Line Items]
Net operating loss carryover	$ 484.3	$ 476.2
Tax credit carryover	81.8	72.9
Capital loss carryover	8.1	$ 7.8
Net operating loss carryover valuation allowance	411.5
Tax credit carryover valuation allowance	39.5
Capital loss carryover valuation allowance	8.1
1-5 Years [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	50.6
Tax credit carryover	20.3
Capital loss carryover	0.1
6-10 Years [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	11.0
Tax credit carryover	59.0
11+ Years [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	281.9
Tax credit carryover	1.3
Indefinite [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryover	140.8
Tax credit carryover	1.2
Capital loss carryover	$ 8.0